Consolidated Statement of Financial Position - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Assets
Cash and deposits with financial institutions	$ 62,269	[1]	$ 59,663
Precious metals	3,191	[1]	5,717
Trading assets
Securities	85,474	[1]	78,652
Loans	14,334	[1]	17,312
Other	454	[1]	2,500
Total trading assets	100,262	[1]	98,464
Financial instruments designated at fair value through profit or loss	12	[1]	13
Securities purchased under resale agreements and securities borrowed	104,018	[1]	95,319
Derivative financial instruments	37,558	[1]	35,364
Investment securities	78,396	[1]	69,269
Loans
Residential mortgages	253,357	[1]	236,916
Personal loans	96,019	[1]	89,227
Credit cards	16,485	[1]	14,104
Business and government	191,038	[1]	168,449
Loans and receivables gross	556,899	[1]	508,696
Allowance for credit losses	5,065	[1]	4,327
Loans and receivables	551,834	[1]	504,369
Other
Customers' liability under acceptances, net of allowance	16,329	[1]	13,560
Property and equipment	2,684	[1]	2,381
Investments in associates	4,850	[1]	4,586
Goodwill and other intangible assets	17,719	[1]	12,106
Deferred tax assets	1,938	[1]	1,713
Other assets	17,433	[1]	12,749
Other Assets	60,953	[1]	47,095
Total assets	998,493	[1]	915,273
Deposits
Personal	214,545	[1]	200,030
Business and government	422,002	[1]	384,988
Financial institutions	39,987	[1]	40,349
Deposits	676,534	[1]	625,367
Financial instruments designated at fair value through profit or loss	8,188	[1]	4,663
Other
Acceptances	16,338	[1]	13,560
Obligations related to securities sold short	32,087	[1]	30,766
Derivative financial instruments	37,967	[1]	34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257	[1]	95,843
Subordinated debentures	5,698	[1]	5,935
Other liabilities	52,744	[1]	43,314
Other Liabilities	246,091	[1]	223,618
Total liabilities	930,813	[1]	853,648
Common equity
Retained earnings	41,414	[1]	38,117
Accumulated other comprehensive income (loss)	992	[1]	1,577
Other reserves	404	[1]	116
Total common equity	61,044	[1]	55,454
Total equity attributable to equity holders of the Bank	65,228	[1]	60,033
Non-controlling interests in subsidiaries	2,452	[1]	1,592
Total equity	67,680	[1]	61,625
Total liabilities and equity	998,493	[1]	915,273
Common shares [member]
Common equity
Common shares	18,234	[1]	15,644
Total equity	18,234		15,644
Preference shares [member]
Common equity
Preferred shares and other equity instruments	$ 4,184	[1]	$ 4,579

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).